BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Benefits to Directors) (Details) - Director [Member] Director in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Director	Dec. 31, 2021 USD ($) Director	Dec. 31, 2020 USD ($) Director
Disclosure of transactions between related parties [line items]
Compensation to directors not employed by the Company or on its behalf	$ 262	$ 279	$ 268
Share-based compensation to directors not employed by the Company or on its behalf	83	106	21
Benefits to directors	$ 345	$ 385	$ 289
Number of directors that received the above compensation by the Company | Director	7	6	6